Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended					28 Months Ended
	Aug. 30, 2023	Nov. 28, 2022	May 15, 2023	Aug. 22, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. Quinn ($)(1)	Summary Compensation Table Total for Mr. Kastenmayer ($)(1)	Summary Compensation Table Total for Mr. Goldberg ($)(1)	Summary Compensation Table Total for Mr. Alspaugh ($)(1)	Summary Compensation Table Total for Dr. Turtle ($)(1)	Compensation Actually Paid to Dr. Quinn ($)	Compensation Actually Paid to Mr. Kastenmayer ($)	Compensation Actually Paid to Mr. Goldberg ($)	Compensation Actually Paid to Mr. Alspaugh ($)	Compensation Actually Paid to Dr. Turtle ($)(3)
2025	N/A	N/A	N/A	N/A	$6,707,361	N/A	N/A	N/A	N/A	$13,869,330
2024	N/A	N/A	N/A	N/A	$6,960,186	N/A	N/A	N/A	N/A	$14,289,377
2023	N/A	N/A	$830,207	$8,360,029	$15,919,545	N/A	N/A	$122,206	$13,594,354	$48,710,501
2022	$2,392,254	$865,785	$1,832,485	N/A	N/A	$431,085	$318,380	$564,676	N/A(6)	N/A
2021	$2,623,186	N/A	N/A	N/A	N/A	$361,504	N/A	N/A	N/A(6)	N/A

			Value of Initial Fixed $100 Investment Based On:
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Stockholder Return Based on Initial Fixed $100 Investment ($)(4)	Peer Group Total Shareholder Return ($)(3)	Net Income (in thousands) ($)(5)
2025	$2,198,632	$3,144,403	$16.65	$124.75	$(155,200)
2024	$5,798,053	$5,566,084	$11.83	$93.49	$(208,018)
2023	$7,069,877	$9,563,596	$10.94	$94.03	$(338,790)
2022	$1,049,862	$202,299	$5.72	$89.90	$(83,815)
2021	$1,365,778	$712,689	$60.36	$100.02	$(65,801)

Named Executive Officers, Footnote	During years 2021-2025, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Years 2021 through 2025
Dr. Anthony Quinn	January 1, 2022 through August 23, 2022
Jim Kastenmayer	August 23, 2022 through November 29, 2022
Jeffrey M. Goldberg	November 29, 2022 through May 16, 2023
Jonathan Alspaugh	May 16, 2023 through August 31, 2023
Cameron Turtle	August 31, 2023 through December 31, 2025
The dollar amounts reported in these columns represent the amount of total compensation reported for each of Drs. Quinn and Turtle and Messrs. Kastenmayer, Goldberg and Alspaugh (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the SCT for each applicable year. Please refer to “Executive Compensation Tables—Summary Compensation Table” above.

Peer Group Issuers, Footnote					The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology (Total Return) Index, which is the Company’s industry index utilized in the performance graph set forth in our Annual Report on Form 10-K for fiscal year 2025.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the SCT, adjusted as shown below for 2025. Also shown below are the adjustments made to the compensation as set forth in the SCT for Dr. Turtle for 2023 and 2024, as the amounts previously reported in our proxy statement for the 2024 and 2025 Annual Meetings inadvertently excluded the change in value of his outstanding restricted stock awards. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Turtle			Average Non-PEO NEOs
	2023	2024	2025	2025
Summary Compensation Table Total	$15,919,545	$6,960,186	$6,707,361	$2,198,632
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(15,500,492)	$(5,914,353)	$(5,552,886)	$(1,433,245)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$43,424,910	$4,152,217	$5,407,734	$1,395,785
Plus, fair value as of vesting date of equity awards granted and vested in the year	$2,479,557	$1,381,127	$1,080,512	$278,889
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$2,386,981	$2,716,690	$9,132,676	$1,276,928
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$—	$4,993,510	$(2,906,067)	$(572,586)
Compensation Actually Paid to PEOs	$48,710,501	$14,289,377	$13,869,330	$3,144,403

Non-PEO NEO Average Total Compensation Amount					$ 2,198,632	$ 5,798,053	$ 7,069,877	$ 1,049,862	$ 1,365,778
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,144,403	5,566,084	9,563,596	202,299	712,689
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the SCT, adjusted as shown below for 2025. Also shown below are the adjustments made to the compensation as set forth in the SCT for Dr. Turtle for 2023 and 2024, as the amounts previously reported in our proxy statement for the 2024 and 2025 Annual Meetings inadvertently excluded the change in value of his outstanding restricted stock awards. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Turtle			Average Non-PEO NEOs
	2023	2024	2025	2025
Summary Compensation Table Total	$15,919,545	$6,960,186	$6,707,361	$2,198,632
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(15,500,492)	$(5,914,353)	$(5,552,886)	$(1,433,245)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$43,424,910	$4,152,217	$5,407,734	$1,395,785
Plus, fair value as of vesting date of equity awards granted and vested in the year	$2,479,557	$1,381,127	$1,080,512	$278,889
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$2,386,981	$2,716,690	$9,132,676	$1,276,928
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$—	$4,993,510	$(2,906,067)	$(572,586)
Compensation Actually Paid to PEOs	$48,710,501	$14,289,377	$13,869,330	$3,144,403

Compensation Actually Paid vs. Total Shareholder Return					Compensation Actually Paid, Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income					Compensation Actually Paid and Net Income
Total Shareholder Return Amount					$ 16.65	11.83	10.94	5.72	60.36
Peer Group Total Shareholder Return Amount					124.75	93.49	94.03	89.90	100.02
Net Income (Loss)					$ (155,200,000)	(208,018,000)	(338,790,000)	(83,815,000)	(65,801,000)
PEO Name	Jonathan Alspaugh	Jim Kastenmayer	Jeffrey M. Goldberg	Dr. Anthony Quinn						Cameron Turtle
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the SCT for each applicable year. Please refer to “Executive Compensation Tables—Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows: (i) for 2025, Dr. Sheldon Sloan, Mr. Burrows, and Ms. King-Jones; (ii) for 2024, Dr. Sheldon Sloan and Mr. Burrows; (iii) for 2023, Mr. Burrows and Ms. King-Jones; (iv) for 2022, Mr. Alspaugh and Dr. Leslie Sloan; and (v) for 2021, Mr. Hanley and Dr. Leslie Sloan.
Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
Financial Performance Measures

The Company’s executive compensation program reflects a pay-for-performance philosophy. As a pre-revenue clinical stage biotechnology company, financial performance measures are not a component used to link executive compensation actually paid to the Company’s performance. Instead, our annual bonus program uses solely strategic, non-financial performance metrics, including pre-clinical and clinical development of our pipeline, establishment of company investment and progress towards the development and execution of our business plans, aimed at incentivizing our NEOs to develop our pipeline. For more information regarding the performance measures used in our executive compensation program, see “Compensation Discussion & Analysis—Elements of Compensation—Annual Bonus Program,” above.
Analysis of Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Cameron Turtle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,707,361	6,960,186	15,919,545
PEO Actually Paid Compensation Amount					13,869,330	14,289,377	48,710,501
Jeffrey M. Goldberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							830,207	1,832,485
PEO Actually Paid Compensation Amount							122,206	564,676
Jonathan Alspaugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							8,360,029
PEO Actually Paid Compensation Amount							13,594,354
Dr. Anthony Quinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								2,392,254	2,623,186
PEO Actually Paid Compensation Amount								431,085	$ 361,504
Jim Kastenmayer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								865,785
PEO Actually Paid Compensation Amount								$ 318,380
PEO | Cameron Turtle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,552,886)	(5,914,353)	(15,500,492)
PEO | Cameron Turtle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,407,734	4,152,217	43,424,910
PEO | Cameron Turtle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,132,676	2,716,690	2,386,981
PEO | Cameron Turtle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,080,512	1,381,127	2,479,557
PEO | Cameron Turtle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,906,067)	$ 4,993,510	$ 0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,433,245)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,395,785
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,276,928
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					278,889
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (572,586)